EMPOWER FUNDS, INC.
("Empower Funds")
Empower Emerging Markets Equity Fund	Empower International Growth Fund
Institutional Class Ticker / MXENX	Institutional Class Ticker / MXHTX
Investor Class Ticker / MXEOX	Investor Class Ticker / MXIGX
Empower International Index Fund	Empower International Value Fund
Institutional Class Ticker / MXPBX	Institutional Class Ticker / MXJVX
Investor Class Ticker / MXINX	Investor Class Ticker / MXIVX

(the "Fund(s)")
Quarterly Holdings Report

March 31, 2026
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.12%
74,834	Anglogold Ashanti PLC	$ 7,285,838
81,303	Anji Microelectronics Technology Shanghai Co Ltd Class A	2,986,822
163,943	Archean Chemical Industries Ltd	812,750
64,700	China Gold International Resources Corp Ltd	1,281,074
930,000	China Hongqiao Group Ltd	4,201,005
987,000	China Nonferrous Mining Corp Ltd	1,481,296
40,722	Cia de Minas Buenaventura SAA ADR	1,467,621
134,000	Daxin Materials Corp	1,423,200
201,696	Gold Fields Ltd Sponsored ADR	9,156,998
316,998	Harmony Gold Mining Co Ltd Sponsored ADR	4,872,259
296,344	Hindalco Industries Ltd	2,802,367
32,405	Industrias Penoles SAB de CV(a)	1,444,547
21,607	KGHM Polska Miedz SA(a)	1,578,606
5,815	LG Chem Ltd	1,188,583
2,236,000	MMG Ltd(a)	2,118,499
726,089	National Aluminium Co Ltd	2,997,449
55,482	Navin Fluorine International Ltd	3,629,735
691,299	Qinghai Salt Lake Industry Co Ltd Class A(a)	3,765,888
34,129	Severstal PAO GDR(a)(b)(c)	0
34,996,500	Trimegah Bangun Persada Tbk PT	2,265,850
858,300	United Tractors Tbk PT	1,568,179
921,053	Vedanta Ltd	6,462,251
20,898	Wheaton Precious Metals Corp	2,737,847
1,064,067	Yunnan Aluminium Co Ltd Class A	4,855,430
175,203	Zijin Gold International Co Ltd(a)	3,987,414
2,410,000	Zijin Mining Group Co Ltd Class H	10,841,382
		87,212,890
Communications — 11.99%
269,000	Accton Technology Corp	13,271,700
291,100	Advanced Info Service PCL	3,322,674
3,015,500	Alibaba Group Holding Ltd	47,266,423
337,000	Arcadyan Technology Corp	1,634,083
59,840	Bilibili Inc Class Z(a)	1,348,857
1,857,616	Eternal Ltd(a)	4,570,158
371,046	Etihad Etisalat Co	6,461,660
681,000	Far EasTone Telecommunications Co Ltd	1,966,988
570,420	Grab Holdings Ltd Class A(a)	2,087,737
30,000	Hithink RoyalFlush Information Network Co Ltd Class A	1,311,577
Shares		Fair Value
Communications — (continued)
1,228,871	Indus Towers Ltd(a)	$ 5,470,859
161,898	Info Edge India Ltd	1,673,146
383,659	JD.com Inc Class A	5,655,330
120,540	Kanzhun Ltd ADR	1,614,031
352,900	Kuaishou Technology(d)	2,078,696
348,444	Magyar Telekom Telecommunications PLC	2,163,570
5,739	MakeMyTrip Ltd(a)(e)	214,007
1,830,500	Meitu Inc(d)	1,019,815
2,132	MercadoLibre Inc(a)	3,686,271
31,206	Naspers Ltd Class N	1,614,193
13,249	NAVER Corp	1,803,832
13,016	NCSoft Corp	1,965,758
84,555	PDD Holdings Inc ADR(a)	8,639,830
39,653	Sea Ltd ADR(a)	3,283,665
8,109,500	Telkom Indonesia Persero Tbk PT	1,460,193
626,547	Telkom SA SOC Ltd	2,177,201
1,049,000	Tencent Holdings Ltd	66,162,927
78,298	Trip.com Group Ltd ADR	3,898,457
1,889,099	Turk Telekomunikasyon AS(a)	2,476,563
98,264	Vipshop Holdings Ltd ADR	1,544,710
272,400	Xiaomi Corp Class B(a)(d)	1,125,192
16,300	Zhongji Innolight Co Ltd Class A	1,396,406
		204,366,509
Consumer, Cyclical — 6.98%
38,636	Atour Lifestyle Holdings Ltd ADR	1,422,191
289,000	BYD Co Ltd Class H	3,951,017
57,800	Chery Automobile Co Ltd Class H(a)	197,551
3,919,000	China Airlines Ltd	2,222,160
213,893	Clicks Group Ltd(e)	3,658,918
257,558	Contemporary Amperex Technology Co Ltd Class A	15,238,693
4,365,000	Eva Airways Corp	4,703,039
10,744	Force Motors Ltd	2,222,903
774,228	Ford Otomotiv Sanayi AS(e)	1,768,952
162,000	Fuyao Glass Industry Group Co Ltd Class H	1,218,638
817,000	Great Wall Motor Co Ltd Class H	1,322,698
135,284	H World Group Ltd ADR	6,803,432
803,400	Haier Smart Home Co Ltd Class H	2,152,270
47,835	Hero MotoCorp Ltd	2,585,686
23,845	Hyundai Department Store Co Ltd	1,276,210
19,569	Hyundai Mobis Co Ltd	5,049,201
48,754	Hyundai Motor India Ltd	923,191
430,870	Jollibee Foods Corp	1,260,951
77,329	JUMBO SA	1,964,598
120,921	Kia Corp	11,938,658
61,877,351	Latam Airlines Group SA	1,526,862
68,359	LG Electronics Inc	4,956,025
10,869	LG Energy Solution Ltd(a)	2,973,445
253,000	Lite-On Technology Corp	1,157,787

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
992,500	Loncin Motor Co Ltd Class A	$ 1,952,878
31,561,700	Map Aktif Adiperkasa PT	1,158,056
132,100	Midea Group Co Ltd Class A	1,471,446
518,200	Minth Group Ltd	2,164,806
131,000	Nien Made Enterprise Co Ltd	1,374,164
178,600	Pop Mart International Group Ltd(e)	3,322,559
724,438	Raia Drogasil SA	3,275,450
4,495,500	Sime Darby Bhd	2,528,500
1,072,105	Tata Motors Ltd	3,396,323
241,726	Tata Motors Ltd(a)	1,032,379
64,462	TVS Motor Co Ltd	2,316,620
626,495	Universal Scientific Industrial Shanghai Co Ltd Class A	3,063,893
61,040	Yum China Holdings Inc	2,977,531
706,400	Yutong Bus Co Ltd Class A	3,666,875
445,563	Zabka Group SA(a)	2,666,549
		118,863,105
Consumer, Non-Cyclical — 8.03%
817,500	3SBio Inc(d)	2,409,957
6,415,700	99 Speed Mart Retail Holdings Bhd	5,434,163
73,248	Acutaas Chemicals Ltd	1,996,323
167,344	Adani Ports & Special Economic Zone Ltd	2,340,829
44,684	Ajanta Pharma Ltd	1,329,070
126,170	Almarai Co JSC	1,469,667
45,117	Apollo Hospitals Enterprise Ltd	3,564,332
354,000	Arca Continental SAB de CV	4,077,627
11,487	BeOne Medicines Ltd ADR(a)	3,411,294
158,000	BeOne Medicines Ltd Class H(a)	3,544,321
50,467	Britannia Industries Ltd	2,885,463
555,000	Charoen Pokphand Enterprise	2,343,603
2,261,800	Charoen Pokphand Foods PCL NVDR	1,446,793
211,142	Cipla Ltd	2,751,267
12,433	CJ CheilJedang Corp	1,806,238
4,202,110	Cogna Educacao SA	2,579,748
453,437	Dino Polska SA(a)(d)	4,097,949
80,500	Eastroc Beverage Group Co Ltd Class H(a)	2,071,736
323,000	Innovent Biologics Inc(a)(d)	3,552,861
823,190	International Container Terminal Services Inc	9,332,790
15,219,300	Japfa Comfeed Indonesia Tbk PT	2,127,307
197,200	Jiangsu Hengrui Pharmaceuticals Co Ltd Class H(a)	1,641,983
2,805,700	KPJ Healthcare Bhd	2,384,966
29,500	Kweichow Moutai Co Ltd Class A	6,212,242
357,000	Localiza Rent a Car SA	3,242,040
91,840	Lupin Ltd	2,272,864
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
160,400	Mao Geping Cosmetics Co Ltd Class H(e)	$ 1,553,632
204,497	Marico Ltd	1,596,252
46,100	Mixue Group Class H(a)(e)	1,736,253
386,200	Muyuan Foods Co Ltd Class H(a)	1,862,736
45,660	New Oriental Education & Technology Group Inc Sponsored ADR	2,585,726
143,259	PicS NV(a)(e)	1,497,056
162,902	SAI Life Sciences Ltd(a)(d)	1,681,815
3,173	Samsung Biologics Co Ltd(a)(d)	3,251,902
1,811,900	Sigma Foods SAB de CV	1,812,608
586,814	Sun Pharmaceutical Industries Ltd	10,975,308
348,927	Tata Consumer Products Ltd	3,752,588
1,581,900	Thaifoods Group PCL Class F	169,798
104,572	Tiger Brands Ltd	1,873,787
1,712,000	Tingyi Cayman Islands Holding Corp	2,858,238
190,271	Torrent Pharmaceuticals Ltd	8,488,546
3,498,000	Uni-President China Holdings Ltd	3,510,848
255,300	Westports Holdings Bhd	374,423
178,700	WuXi AppTec Co Ltd Class H(d)	2,736,870
307,000	WuXi Biologics Cayman Inc(a)(d)	1,320,252
577,904	Zhejiang NHU Co Ltd Class A	2,906,935
		136,873,006
Diversified — 0.12%
1,108,600	Zhejiang China Commodities City Group Co Ltd Class A	2,097,392
Energy — 3.66%
2,588,300	Adaro Andalan Indonesia PT	1,717,220
2,602,595	ADNOC Drilling Co PJSC	3,680,594
2,044,818	Gulf International Services QSC	1,123,567
40,106	HD Hyundai Co Ltd	6,726,183
79,688	ORLEN SA	2,887,437
5,782,000	PetroChina Co Ltd Class H	7,932,103
1,055,400	Petroleo Brasileiro SA	9,898,227
755,117	Petroleo Brasileiro SA Sponsored ADR	15,668,678
603,900	PTT Exploration & Production PCL	2,965,584
364,452	Reliance Industries Ltd	5,241,390
120,900	Sungrow Power Supply Co Ltd Class A	2,689,082
133,200	Yantai Jereh Oilfield Services Group Co Ltd Class A	1,901,103
		62,431,168

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Financial — 21.88%
122,862	360 ONE WAM Ltd	$ 1,241,212
739,153	Abu Dhabi Commercial Bank PJSC	2,523,618
298,136	Abu Dhabi Islamic Bank PJSC	1,715,267
198,068	Al Rajhi Bank	5,646,267
583,113	Aldar Properties PJSC	1,260,355
598,530	Alpha Bank SA	2,220,152
417,952	Axis Bank Ltd	5,176,429
346,634	Bajaj Finance Ltd	2,966,038
130,800	Banco BTG Pactual SA	1,428,489
1,179,800	Bangkok Bank PCL	6,027,783
12,923,900	Bank Central Asia Tbk PT	4,992,294
8,288,800	Bank Mandiri Persero Tbk PT	2,326,703
1,449,810	Bank of Baroda	3,821,978
9,283,700	Bank of Beijing Co Ltd Class A	7,404,705
3,078,000	Bank of China Ltd Class H	1,965,413
4,352,998	Bank of India	6,368,078
2,006,502	Bank of Maharashtra	1,322,594
18,148,000	Bank Rakyat Indonesia Persero Tbk PT	3,626,379
470,518	Banque Saudi Fransi	2,509,978
854,594	BDO Unibank Inc	1,607,799
21,920,600	BFI Finance Indonesia Tbk PT	915,810
409,600	BOC Aviation Ltd(d)	4,087,687
4,230,221	Canara Bank	5,573,136
17,196	Capitec Bank Holdings Ltd	4,224,956
1,364,522	Cathay Financial Holding Co Ltd	268,300
3,599,799	China Construction Bank Corp Class A	5,034,717
2,344,000	China Construction Bank Corp Class H	2,529,678
16,640,000	China Everbright Bank Co Ltd Class H	6,475,503
1,997,000	China Life Insurance Co Ltd Class H	6,370,895
1,510,500	China Merchants Bank Co Ltd Class H	9,598,057
1,336,500	China Overseas Land & Investment Ltd	1,993,117
7,534,000	Chongqing Rural Commercial Bank Co Ltd Class H	6,523,984
1,833,000	CIMB Group Holdings Bhd	3,438,374
352,000	CITIC Securities Co Ltd Class H	1,077,881
37,390	Co for Cooperative Insurance	1,286,449
1,718,356	Commercial International Bank GDR	3,522,630
337,546	Computer Age Management Services Ltd	2,254,404
18,319	Credicorp Ltd	6,213,439
2,625,000	E.Sun Financial Holding Co Ltd	2,606,936
1,018,410	Emaar Development PJSC	3,855,081
1,296,076	Emaar Properties PJSC	4,241,328
Shares		Fair Value
Financial — (continued)
236,833	FinVolution Group ADR(e)	$ 1,134,430
513,905	First Abu Dhabi Bank PJSC	2,438,389
1,412,574	FirstRand Ltd	7,231,406
1,858,700	Gentera SAB de CV(e)	5,272,349
137,041	Godrej Properties Ltd(a)	2,145,669
81,149	Halyk Savings Bank of Kazakhstan JSC GDR	2,590,438
69,889	Hana Financial Group Inc	5,094,693
625,356	HDFC Bank Ltd	4,898,443
6,391,200	Huaxia Bank Co Ltd Class A	6,784,503
759,894	ICICI Bank Ltd	9,754,953
505,846	Indian Bank	4,541,936
2,628,000	Industrial & Commercial Bank of China Ltd Class H	2,316,446
547,451	Itau Unibanco Holding SA	4,595,336
314,000	JF SmartInvest Holdings Ltd(e)	1,166,993
132,681	KB Financial Group Inc	13,025,361
7,499	KRUK SA	913,666
1,209,185	Kuwait Real Estate Co KSC(a)	1,330,729
1,006,990	LIC Housing Finance Ltd	5,301,535
234,702	Life Insurance Corp of India	1,806,244
27,144	Meritz Financial Group Inc(a)	2,058,344
1,846,480	Metropolitan Bank & Trust Co	1,930,066
215,173	Multi Commodity Exchange of India Ltd	5,498,405
559,300	New China Life Insurance Co Ltd Class H	3,329,748
93,682	Nova Ljubljanska Banka dd GDR	4,580,365
709,781	NU Holdings Ltd Class A(a)	10,199,553
3,659,957	Old Mutual Ltd	2,984,851
100,018	OTP Bank Nyrt	10,724,717
130,985	Pagseguro Digital Ltd Class A	1,312,470
5,065,000	People's Insurance Co Group of China Ltd Class H	3,527,412
2,224,000	PICC Property & Casualty Co Ltd Class H	4,093,890
3,257,500	Ping An Insurance Group Co of China Ltd Class H	25,047,616
761,244	Piraeus Bank SA	6,254,417
461,870	Power Finance Corp Ltd	1,866,949
163,909	Powszechna Kasa Oszczednosci Bank Polski SA	3,877,102
803,036	Prologis Property Mexico SA de CV REIT(e)	3,505,526
1,941,300	Public Bank Bhd	2,254,027
567,417	Saudi National Bank	6,405,477
1,244,522	Sberbank of Russia PJSC(a)(b)(c)	0
190,572	SBI Life Insurance Co Ltd(d)	3,604,875
15,068	SK Square Co Ltd(a)	4,961,179
10,268,693	South Indian Bank Ltd	3,746,927
505,379	State Bank of India	5,270,682
734,410	Tata Capital Ltd(a)	2,391,902
105,113,900	TMBThanachart Bank PCL	7,203,075

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Financial — (continued)
3,178,620	Turkiye Vakiflar Bankasi TAO Class D(a)(e)	$ 2,139,795
2,228,064	Union Bank of India Ltd	3,906,478
318,767	Woori Financial Group Inc	6,987,971
1,808,000	Yuanta Financial Holding Co Ltd	2,570,189
		372,821,420
Industrial — 10.22%
128,305	Al Babtain Power & Telecommunication Co	2,272,193
31,714	Amber Enterprises India Ltd(a)	2,215,082
654,955	Aselsan Elektronik Sanayi Ve Ticaret AS(e)	4,709,202
30,869	Bizlink Holding Inc	1,772,545
614,969	Cemex SAB de CV Sponsored ADR	7,035,245
225,000	Chroma ATE Inc	10,796,499
344,000	Compeq Manufacturing Co Ltd	2,763,558
1,072,800	COSCO SHIPPING Energy Transportation Co Ltd Class A	3,440,497
757,000	Delta Electronics Inc	34,133,411
269,500	Delta Electronics Thailand PCL NVDR	2,188,880
19,533	Dixon Technologies India Ltd	2,023,398
631,000	Dongfang Electric Corp Ltd Class H(e)	2,780,123
2,036,004	Electrical Industries Co	9,175,334
89,000	Elite Material Co Ltd	7,595,834
153,000	Genius Electronic Optical Co Ltd	2,140,660
100,024	Grasim Industries Ltd	2,714,371
72,457	Han Kuk Carbon Co Ltd	1,920,699
2,438	Hanwha Aerospace Co Ltd	2,078,900
6,788	HD Hyundai Electric Co Ltd	3,846,680
6,510	HD Hyundai Heavy Industries Co Ltd	2,085,285
11,279	HD Hyundai Marine Solution Co Ltd	1,392,678
19,769	HD Korea Shipbuilding & Offshore Engineering Co Ltd	4,581,810
110,956	Hindustan Aeronautics Ltd	4,079,398
1,373	Hyosung Heavy Industries Corp	2,318,410
35,186	Hyundai Rotem Co Ltd	4,051,874
25,892	IsuPetasys Co Ltd	1,794,227
1,664,800	JD Logistics Inc(a)(d)	2,938,865
69,000	Jentech Precision Industrial Co Ltd	8,675,971
217,881	Jiangsu Hengli Hydraulic Co Ltd Class A	3,070,975
765,800	Jiangsu Zhongtian Technology Co Ltd Class A	3,394,919
32,037	JK Cement Ltd	1,735,426
118,000	Lotes Co Ltd	7,874,984
Shares		Fair Value
Industrial — (continued)
229,600	Neway Valve Suzhou Co Ltd Class A	$ 1,624,017
86,000	Orient Overseas International Ltd	1,533,759
6,897	Samsung Electro-Mechanics Co Ltd	1,976,055
228,527	Samsung Heavy Industries Co Ltd(a)	3,829,450
1,043,400	Sany Heavy Industry Co Ltd Class H(a)	2,825,747
1,355,500	Sunway Construction Group Bhd	2,142,501
2,883,852	Suzlon Energy Ltd(a)	1,222,225
37,678	Titan SA	1,975,448
761,468	Wiselink Co Ltd	1,954,369
14,150	Yankey Engineering Co Ltd	251,610
307,700	Zhejiang Sanhua Intelligent Controls Co Ltd Class H(e)	1,127,904
		174,061,018
Technology — 29.25%
618,000	ASE Technology Holding Co Ltd	6,801,811
97,000	Asia Vital Components Co Ltd	6,406,802
4,000	ASPEED Technology Inc	1,378,779
46,720	Asseco Poland SA	2,152,536
27,000	Chunghwa Precision Test Tech Co Ltd	2,729,153
137,764	Coforge Ltd	1,647,320
22,100	G-bits Network Technology Xiamen Co Ltd Class A	1,172,957
278,500	Giant Network Group Co Ltd Class A	1,283,585
242,835	HCL Technologies Ltd	3,495,054
841,416	Infosys Ltd	11,348,887
164,000	International Games System Co Ltd	3,917,467
353,200	Kingsoft Corp Ltd	1,029,090
16,952	LG CNS Co Ltd	648,281
508,000	MediaTek Inc	24,366,308
177,499	Montage Technology Co Ltd Class A	3,301,722
38,000	MPI Corp	4,477,218
53,595	NAURA Technology Group Co Ltd Class A	3,524,582
402,400	NetEase Inc	8,991,553
72,591	Rasan Information Technology Co(a)(e)	2,634,158
213,000	Realtek Semiconductor Corp	3,239,489
965,383	Samsung Electronics Co Ltd	112,912,596
15,930	Silicon Motion Technology Corp ADR	1,788,780
102,524	SK hynix Inc	58,168,577
3,891,000	Taiwan Semiconductor Manufacturing Co Ltd	225,034,126
36,896	Tata Consultancy Services Ltd	929,066
843,000	United Microelectronics Corp	1,511,162
136,200	XD Inc(e)	1,062,716

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Technology — (continued)
1,018,400	Zhejiang Century Huatong Group Co Ltd Class A(a)	$ 2,381,331
		498,335,106
Utilities — 1.83%
368,700	Axia Energia	4,165,434
710,900	Cia De Sanena Do Parana	6,093,605
569,000	Henan Yuneng Holdings Co Ltd Class A(a)	1,130,060
1,284,000	Huaneng Power International Inc Class H	972,236
1,080,700	Jointo Energy Investment Co Ltd Hebei Class A	1,455,009
260,649	Korea Electric Power Corp	7,410,345
269,348	Nava Ltd	1,522,130
1,725,605	PGE Polska Grupa Energetyczna SA(a)	4,894,839
207,710	Saudi Energy Co	944,792
940,839	Tauron Polska Energia SA(a)	2,609,941
		31,198,391
TOTAL COMMON STOCK — 99.08% (Cost $1,258,206,173)		$1,688,260,005
PREFERRED STOCK
Financial — 0.38%
1,752,400	Banco Bradesco SA	6,488,804
TOTAL PREFERRED STOCK — 0.38% (Cost $5,449,541)		$6,488,804
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
17,487,444	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(f), 3.60%(g)	$ 17,487,444
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.03% (Cost $17,487,444)		$17,487,444
TOTAL INVESTMENTS — 100.49% (Cost $1,281,143,158)		$1,712,236,253
OTHER ASSETS & LIABILITIES, NET — (0.49)%		$(8,380,951)
TOTAL NET ASSETS — 100.00%		$1,703,855,302

(a)	Non-income producing security.
(b)	Security is fair valued using significant unobservable inputs.
(c)	Trading in Russian securities listed on the Moscow Exchange, Russian ADRs,and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the aggregate fair value of 144A securities was $33,906,736, representing 1.99% of net assets.
(e)	All or a portion of the security is on loan as of March 31, 2026.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of March 31, 2026.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Summary of Investments by Country as of March 31, 2026.
Country:	Fair Value	Percentage of Fund Investments
Taiwan	$397,317,492	23.20%
China	353,620,745	20.65
South Korea	284,079,449	16.59
India	206,377,094	12.05
Brazil	70,444,890	4.11
Hong Kong	54,780,712	3.20
Saudi Arabia	38,805,975	2.27
South Africa	37,794,570	2.21
United States	24,443,060	1.43
Thailand	23,324,587	1.36
Mexico	23,147,901	1.35
Poland	23,012,077	1.34
Indonesia	22,157,991	1.29
United Arab Emirates	19,714,632	1.15
Malaysia	18,556,953	1.08
Philippines	14,131,606	0.83
Singapore	13,357,547	0.78
Hungary	12,888,287	0.75
Turkey	11,094,512	0.65
Greece	10,439,167	0.61
Ireland	8,639,830	0.50
Peru	7,681,059	0.45
United Kingdom	7,285,838	0.43
Slovenia	4,580,365	0.27
Canada	4,018,921	0.23
Uruguay	3,686,271	0.22
Egypt	3,522,630	0.21
Luxembourg	2,666,549	0.16
Kazakhstan	2,590,438	0.15
Australia	2,118,499	0.12
Belgium	1,975,448	0.12
Chile	1,526,862	0.09
Kuwait	1,330,729	0.08
Qatar	1,123,567	0.07
Russia	0	0.00
Total	$1,712,236,253	100.00%
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.17%
68,325	Air Liquide SA	$ 14,122,743
214,700	JX Advanced Metals Corp	4,758,570
109,609	Novonesis / Novozymes Class B	6,512,001
		25,393,314
Communications — 5.15%
665,600	M3 Inc(a)(b)	6,831,964
103,955	Scout24 SE(c)	8,021,036
28,705	Sea Ltd ADR(a)	2,377,061
11,441	Spotify Technology SA(a)	5,547,855
1,500,607	Telstra Group Ltd	5,539,656
204,500	Tencent Holdings Ltd	12,898,302
		41,215,874
Consumer, Cyclical — 14.31%
77,600	Asics Corp	2,086,285
51,290	Cie Financiere Richemont SA Class A	9,056,077
450,228	Clicks Group Ltd	7,701,736
298,770	Compass Group PLC	8,331,910
46,269	Dollarama Inc	5,678,604
9,366	Ferrari NV	3,177,936
44,766	IMCD NV(b)	4,684,603
97,499	Industria de Diseno Textil SA	5,675,326
7,924	Kering SA	2,406,242
15,175	LVMH Moet Hennessy Louis Vuitton SE	8,295,448
86,300	Nintendo Co Ltd	4,926,491
10,873	Rational AG	7,977,020
102,977	Ryanair Holdings PLC Sponsored ADR	5,952,071
427,500	Sanrio Co Ltd(b)	2,657,876
324,500	Sony Group Corp	6,763,468
105,600	Sumitomo Electric Industries Ltd	6,000,202
312,500	Suzuki Motor Corp	3,808,977
252,900	Toei Animation Co Ltd	4,163,636
71,019	Toromont Industries Ltd	9,942,967
275,110	Universal Music Group NV	5,340,137
		114,627,012
Consumer, Non-Cyclical — 20.95%
199,100	Ajinomoto Co Inc	5,628,804
13,512	Argenx SE(a)	9,806,234
95,019	AstraZeneca PLC	18,577,369
141,655	Brambles Ltd	2,223,172
76,135	British American Tobacco PLC	4,419,270
74,620	Coloplast A/S Class B	5,083,035
267,034	Diageo PLC	4,964,279
61,331	EssilorLuxottica SA	14,291,732
249,813	Experian PLC	8,638,774
30,718	Galderma Group AG	6,037,125
1,173,438	Haleon PLC	5,805,749
111,034	Intercontinental Hotel Group(a)	14,075,780
110,000	Kao Corp	4,282,033
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
333,681	Novo Nordisk A/S Class B	$ 12,210,888
45,061	Pernod Ricard SA	3,350,837
281,100	Recruit Holdings Co Ltd	12,247,519
522,569	RELX PLC	17,277,558
14,037	UCB SA	4,229,323
171,154	Unilever PLC	9,663,335
66,932	Wolters Kluwer NV	4,999,058
		167,811,874
Energy — 0.44%
88,090	SBM Offshore NV	3,512,853
Financial — 14.77%
88,888	3i Group PLC	2,895,743
1,468,600	AIA Group Ltd	16,318,096
33,306	Aon PLC Class A	10,750,511
349,297	Computershare Ltd	6,889,001
192,910	DBS Group Holdings Ltd	8,584,520
270,822	Gjensidige Forsikring ASA	7,084,349
340,728	HDFC Bank Ltd ADR	8,477,313
303,900	Hong Kong Exchanges & Clearing Ltd	15,331,147
116,814	London Stock Exchange Group PLC	13,791,105
7,518	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,747,950
9,207	Partners Group Holding AG	9,923,681
303,000	Singapore Exchange Ltd	4,622,306
157,817	Standard Chartered PLC	3,287,805
143,153	UBS Group AG	5,582,021
		118,285,548
Industrial — 22.27%
324,530	Assa Abloy AB Class B	11,731,075
472,800	Azbil Corp	4,131,126
16,694	Bilfinger SE	1,933,011
89,804	Diploma PLC	7,164,075
32,789	DSV A/S	7,918,814
55,636	Ferrovial SE	3,619,497
182,006	Halma PLC	9,282,962
4,975	Hanwha Aerospace Co Ltd	4,242,218
759,487	Hexagon AB Class B	7,391,417
373,300	Hitachi Ltd	10,950,939
41,700	Hoya Corp	7,229,130
227,800	IHI Corp	4,700,199
20,300	Keyence Corp	7,224,920
102,900	Kinden Corp	4,629,316
48,464	Legrand SA	7,529,143
132,000	Lotes Co Ltd	8,809,304
370,000	Penta-Ocean Construction Co Ltd	3,935,292
53,659	Prysmian SpA	6,336,680
824,216	Rolls-Royce Holdings PLC	12,516,230
45,264	Safran SA	14,811,779
20,559	Sartorius AG	5,144,230
35,988	Schneider Electric SE	9,802,517

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Industrial — (continued)
53,647	Siemens Energy AG	$ 9,251,447
59,136	SPIE SA	2,961,287
8,176	VAT Group AG(c)	5,100,530
		178,347,138
Technology — 15.63%
39,458	Accenture PLC Class A	7,824,127
26,900	Advantest Corp	3,712,380
26,912	ASML Holding NV	35,786,583
21,892	Capgemini SE	2,583,235
58,344	Check Point Software Technologies Ltd(a)	8,334,440
111,562	Indra Sistemas SA(b)	6,235,278
31,700	Lasertec Corp	7,055,583
66,659	SAP SE	11,364,257
72,388	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	24,463,525
42,200	Tokyo Electron Ltd	10,484,631
1,078,100	TOTVS SA	7,290,914
		125,134,953
Utilities — 1.15%
63,479	RWE AG	4,270,814
Shares		Fair Value
Utilities — (continued)
143,426	SSE PLC	$ 4,956,095
		9,226,909
TOTAL COMMON STOCK — 97.84% (Cost $770,822,751)		$783,555,475
GOVERNMENT MONEY MARKET MUTUAL FUNDS
14,728,091	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(d), 3.60%(e)	14,728,091
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.84% (Cost $14,728,091)		$14,728,091
TOTAL INVESTMENTS — 99.68% (Cost $785,550,842)		$798,283,566
OTHER ASSETS & LIABILITIES, NET — 0.32%		$2,574,154
TOTAL NET ASSETS — 100.00%		$800,857,720

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of March 31, 2026.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the aggregate fair value of 144A securities was $13,121,566, representing 1.64% of net assets.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of March 31, 2026.
ADR	American Depositary Receipt
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Summary of Investments by Country as of March 31, 2026.
Country:	Fair Value	Percentage of Fund Investments
United Kingdom	$147,759,775	18.51%
Japan	128,209,340	16.06
France	80,154,962	10.04
Netherlands	67,748,966	8.49
Germany	52,709,767	6.60
Switzerland	35,699,436	4.47
Taiwan	33,272,828	4.17
Denmark	31,724,738	3.97
Hong Kong	31,649,243	3.96
Sweden	24,670,347	3.09
Ireland	22,414,972	2.81
Canada	15,621,571	1.96
Singapore	15,583,887	1.95
United States	14,728,091	1.85
Australia	14,651,829	1.84
China	12,898,302	1.62
Spain	11,910,604	1.49
Italy	9,514,616	1.19
India	8,477,313	1.06
Israel	8,334,440	1.04
South Africa	7,701,735	0.97
Brazil	7,290,914	0.91
Norway	7,084,349	0.89
South Korea	4,242,218	0.53
Belgium	4,229,323	0.53
Total	$798,283,566	100.00%
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.42%
90,861	Air Liquide SA	$ 18,780,923
27,366	Akzo Nobel NV(a)	1,573,151
175,788	Anglo American PLC	7,545,141
60,843	Antofagasta PLC	2,727,635
66,242	ArcelorMittal SA	3,435,426
205,400	Asahi Kasei Corp	2,009,732
139,438	BASF SE	8,588,085
795,057	BHP Group Ltd	28,767,176
44,076	Boliden AB(b)	2,310,546
19,022	Brenntag SE	1,288,523
27,691	DSM-Firmenich AG	1,980,583
1,088	EMS-Chemie Holding AG	855,483
30,577	Endeavour Mining PLC	1,841,420
323,352	Evolution Mining Ltd	2,911,692
38,653	Evonik Industries AG	758,479
268,575	Fortescue Ltd	3,837,831
34,232	Fresnillo PLC	1,516,440
1,452	Givaudan SA	4,909,941
1,567,620	Glencore PLC	11,870,783
9,885	Holmen AB Class B(a)	354,475
128,150	ICL Group Ltd	661,410
89,200	JFE Holdings Inc(a)	1,044,288
88,100	JX Advanced Metals Corp(a)	1,952,632
143,409	Lynas Rare Earths Ltd(a)(b)	1,947,132
192,500	Mitsubishi Chemical Group Corp(a)	1,125,380
147,700	Nippon Paint Holdings Co Ltd	926,159
26,200	Nippon Sanso Holdings Corp	929,010
772,870	Nippon Steel Corp(a)	2,849,994
104,400	Nitto Denko Corp	2,088,442
217,451	Norsk Hydro ASA	2,317,679
215,765	Northern Star Resources Ltd	3,136,532
56,162	Novonesis / Novozymes Class B	3,336,651
58,753	Rio Tinto Ltd	6,675,141
177,143	Rio Tinto PLC	16,431,744
264,100	Shin-Etsu Chemical Co Ltd	10,753,839
713,408	South32 Ltd	2,160,204
39,300	Sumitomo Metal Mining Co Ltd	2,287,386
11,314	Syensqo SA	659,525
20,997	Symrise AG	1,792,980
218,400	Toray Industries Inc	1,555,581
81,895	UPM-Kymmene OYJ(a)	2,563,307
24,574	Yara International ASA	1,436,459
		176,494,940
Communications — 4.49%
148,226	Airtel Africa PLC(c)	683,120
130,189	Auto Trader Group PLC(c)	814,685
944,298	BT Group PLC	2,645,186
55,407	CAR Group Ltd(a)	884,483
28,230	Delivery Hero SE(b)(c)	524,549
578,156	Deutsche Telekom AG	21,578,774
22,640	Elisa OYJ	1,102,809
367,222	Grab Holdings Ltd Class A(b)	1,344,033
Shares		Fair Value
Communications — (continued)
575,900	HKT Trust & HKT Ltd	$ 899,957
197,822	Informa PLC	1,986,324
459,700	KDDI Corp	7,827,188
611,016	Koninklijke KPN NV	3,405,591
425,200	LY Corp(a)	1,025,214
64,900	M3 Inc(a)(b)	666,157
39,500	MonotaRO Co Ltd(a)	428,161
828,827	Nokia OYJ	6,648,901
4,712,000	NTT Inc(a)	4,714,199
291,122	Orange SA	5,968,920
91,824	Pearson PLC	1,210,344
205,625	Prosus NV	9,519,572
36,319	Publicis Groupe SA	3,006,120
240,300	Rakuten Group Inc(b)	1,123,294
12,236	Scout24 SE(c)	944,114
60,600	Sea Ltd ADR(b)	5,018,286
1,158,600	Singapore Telecommunications Ltd	4,451,648
4,498,000	SoftBank Corp	6,018,879
583,500	SoftBank Group Corp	14,208,080
24,661	Spotify Technology SA(b)	11,958,366
4,040	Swisscom AG	3,390,221
88,203	Tele2 AB Class B	1,825,581
2,663,734	Telecom Italia SpA(b)	1,988,859
442,117	Telefonaktiebolaget LM Ericsson Class B(a)	5,040,238
577,069	Telefonica SA(a)	2,525,009
92,199	Telenor ASA	1,621,569
377,664	Telia Co AB	1,934,877
625,196	Telstra Group Ltd	2,307,980
2,905,546	Vodafone Group PLC	4,380,624
67,800	ZOZO Inc(a)	474,798
		146,096,710
Consumer, Cyclical — 11.22%
29,013	Accor SA	1,391,563
39,731	AddTech AB Class B	1,363,367
27,082	adidas AG	4,383,425
78,800	Aisin Corp	1,110,143
71,127	Amadeus IT Group SA	4,067,116
23,200	ANA Holdings Inc(a)	415,495
85,417	Aristocrat Leisure Ltd	2,715,003
110,700	Asics Corp	2,976,183
49,988	Associated British Foods PLC	1,250,976
13,083	Avolta AG	784,409
91,300	Bandai Namco Holdings Inc	2,252,408
207,611	Barratt Redrow PLC	721,807
44,491	Bayerische Motoren Werke AG	4,115,738
180,800	Bridgestone Corp	3,767,559
50,134	Bunzl PLC	1,507,959
84,076	Cie Financiere Richemont SA Class A	14,844,975
102,656	Cie Generale des Etablissements Michelin SCA	3,516,899
416,450	CK Hutchison Holdings Ltd	3,196,681

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
266,848	Compass Group PLC	$ 7,441,689
17,069	Continental AG	1,191,544
9,281	CTS Eventim AG & Co KGaA	543,597
72,190	Daimler Truck Holding AG	3,555,072
89,100	Daiwa House Industry Co Ltd	2,795,331
276,300	Denso Corp	3,464,273
91,493	Deutsche Lufthansa AG	779,138
3,146	D'ieteren Group	582,494
17,842	Dr Ing hc F Porsche AG(a)	812,784
96,829	Entain PLC	727,154
21,531	Evolution AB(c)	1,353,190
30,000	Fast Retailing Co Ltd(a)	11,853,193
19,925	Ferrari NV	6,760,664
311,000	Galaxy Entertainment Group Ltd	1,405,686
80,077	H & M Hennes & Mauritz AB Class B(a)	1,498,149
4,977	Hermes International SCA	9,428,234
582,500	Honda Motor Co Ltd	4,714,507
171,949	Industria de Diseno Textil SA	10,008,992
196,087	International Consolidated Airlines Group SA	930,695
84,800	Isuzu Motors Ltd	1,221,185
934,000	ITOCHU Corp	11,880,939
22,100	Japan Airlines Co Ltd(a)	360,814
406,834	JD Sports Fashion PLC	385,754
11,773	Kering SA	3,575,048
267,627	Kingfisher PLC	1,017,243
348,552	Lottery Corp Ltd	1,301,685
38,930	LVMH Moet Hennessy Louis Vuitton SE	21,281,172
220,900	Marubeni Corp	8,080,951
51,200	MatsukiyoCocokara & Co(a)	814,916
112,926	Mercedes-Benz Group AG	6,940,792
505,800	Mitsubishi Corp	17,351,960
387,600	Mitsui & Co Ltd	14,981,776
37,486	Moncler SpA	2,256,989
18,054	Next PLC	3,048,981
173,500	Nintendo Co Ltd	9,904,359
333,700	Nissan Motor Co Ltd(a)(b)	723,251
58,500	Nitori Holdings Co Ltd(a)	929,419
168,200	Oriental Land Co Ltd(a)	2,862,730
287,000	Pan Pacific International Holdings Corp	1,750,773
366,700	Panasonic Holdings Corp	6,150,058
12,476	Pandora A/S	891,709
23,461	Porsche Automobil Holding SE	859,080
114,725	Qantas Airways Ltd	673,924
804	Rational AG	589,858
29,771	Renault SA	1,020,671
35,399	Rexel SA	1,402,728
132,897	Ryanair Holdings PLC	3,741,314
80,000	Ryohin Keikaku Co Ltd	1,707,169
397,672	Sands China Ltd	847,573
132,000	Sanrio Co Ltd(a)	820,678
56,600	Sekisui Chemical Co Ltd(a)	950,239
94,300	Sekisui House Ltd	2,112,987
30,470	SGH Ltd(a)	866,902
Shares		Fair Value
Consumer, Cyclical — (continued)
11,300	Shimano Inc	$ 1,179,752
256,200	Singapore Airlines Ltd	1,321,145
13,381	Sodexo SA	686,878
966,300	Sony Group Corp	20,140,337
318,594	Stellantis NV	2,315,084
93,500	Subaru Corp(a)	1,506,415
172,000	Sumitomo Corp	6,436,080
112,700	Sumitomo Electric Industries Ltd	6,403,625
247,000	Suzuki Motor Corp	3,010,615
4,461	Swatch Group AG(a)	984,817
82,000	Toho Co Ltd	861,309
49,400	Tokyo Gas Co Ltd	2,326,546
5,400	Toyota Industries Corp(b)	698,328
1,483,775	Toyota Motor Corp	30,843,750
109,400	Toyota Tsusho Corp	4,239,991
35,800	Tsuruha Holdings Inc	559,541
171,551	Universal Music Group NV	3,329,962
249,232	Volvo AB Class B(a)	8,194,578
178,319	Wesfarmers Ltd	9,104,253
24,996	Whitbread PLC	768,170
143,500	Yamaha Motor Co Ltd(a)	1,036,701
34,738	Zalando SE(b)(c)	848,679
15,300	Zensho Holdings Co Ltd	893,257
		365,223,532
Consumer, Non-Cyclical — 19.57%
3,950	Adyen NV(b)(c)	3,953,378
345,900	Aeon Co Ltd	4,135,561
142,800	Ajinomoto Co Inc	4,037,133
79,054	Alcon AG	5,975,710
155,341	Anheuser-Busch InBev SA	10,747,489
9,744	Argenx SE(b)	7,071,636
235,800	Asahi Group Holdings Ltd	2,354,376
282,400	Astellas Pharma Inc	4,603,633
243,243	AstraZeneca PLC	47,556,961
47,406	Ayvens SA	558,925
574	Barry Callebaut AG	1,009,434
153,727	Bayer AG	7,114,248
15,080	Beiersdorf AG	1,355,508
6,667	BioMerieux	712,265
216,437	Brambles Ltd	3,396,823
342,328	British American Tobacco PLC	19,870,491
53,137	Bureau Veritas SA	1,590,473
14,875	Carlsberg AS Class B	1,847,986
90,402	Carrefour SA	1,673,878
162	Chocoladefabriken Lindt & Spruengli AG	4,469,327
106,200	Chugai Pharmaceutical Co Ltd(a)	5,856,769
32,757	Coca-Cola Europacific Partners PLC	3,006,221
34,739	Coca-Cola HBC AG	1,955,886
10,348	Cochlear Ltd	1,217,657
212,025	Coles Group Ltd	3,215,310
19,226	Coloplast A/S Class B	1,309,655
75,813	CSL Ltd	7,446,276

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
60,800	Dai Nippon Printing Co Ltd	$ 1,107,776
285,000	Daiichi Sankyo Co Ltd	5,098,840
101,730	Danone SA	8,128,992
92,203	Davide Campari-Milano NV(a)	658,763
13,662	Demant A/S(b)	414,007
349,171	Diageo PLC	6,491,242
40,700	Eisai Co Ltd(a)	1,274,188
47,325	EssilorLuxottica SA	11,027,966
95,031	Essity AB Class B(a)	2,449,216
18,301	Eurofins Scientific SE	1,335,412
142,994	Experian PLC	4,944,870
3,171	Financiere de Tubize SA	786,621
92,279	Fisher & Paykel Healthcare Corp Ltd	2,000,930
35,033	Fresenius Medical Care AG	1,587,617
66,013	Fresenius SE & Co KGaA	3,425,811
178,100	FUJIFILM Holdings Corp	3,393,811
28,706	Galderma Group AG	5,641,700
9,554	Genmab A/S(b)	2,573,098
44,946	Grifols SA(a)	470,228
641,407	GSK PLC	17,659,191
1,393,653	Haleon PLC	6,895,293
19,967	Heineken Holding NV	1,420,984
45,968	Heineken NV	3,535,798
16,437	Henkel AG & Co KGaA	1,180,682
119,393	Imperial Brands PLC	4,839,511
22,787	Intercontinental Hotel Group(b)	2,888,708
24,599	Intertek Group PLC	1,196,298
5,705	Ipsen SA	1,066,176
274,871	J Sainsbury PLC	1,232,612
188,100	Japan Tobacco Inc	7,216,244
25,651	JDE Peet's NV	947,904
46,150	Jeronimo Martins SGPS SA	1,103,514
71,200	Kao Corp	2,771,643
24,972	Kerry Group PLC Class A	1,988,274
40,961	Kesko OYJ Class B	909,681
104,800	Kikkoman Corp(a)	951,455
125,000	Kirin Holdings Co Ltd	1,988,274
140,054	Koninklijke Ahold Delhaize NV	6,522,234
120,334	Koninklijke Philips NV	3,291,419
34,100	Kyowa Kirin Co Ltd	558,082
37,094	Lifco AB Class B	1,122,183
10,953	Lonza Group AG	7,026,553
37,748	L'Oreal SA	15,412,223
62	Lotus Bakeries NV	700,031
77,660	Magnum Ice Cream Co NV(b)	1,140,897
325,542	Marks & Spencer Group PLC	1,466,360
20,246	Merck KGaA	2,572,343
78,088	Mowi ASA	1,776,018
403,883	Nestle SA	39,617,310
7,190	NMC Health PLC(b)(d)	476
298,068	Novartis AG	45,751,781
505,899	Novo Nordisk A/S Class B	18,513,119
171,300	Olympus Corp	1,632,032
17,092	Orion OYJ Class B	1,381,493
108,824	Orkla ASA	1,369,510
68,500	Otsuka Holdings Co Ltd	4,861,505
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
31,128	Pernod Ricard SA	$ 2,314,748
32,535	QIAGEN NV	1,302,701
16,591	Randstad NV(a)	433,025
100,757	Reckitt Benckiser Group PLC	6,772,229
17,729	Recordati Industria Chimica e Farmaceutica SpA	1,015,142
220,900	Recruit Holdings Co Ltd	9,624,607
285,035	RELX PLC	9,334,592
396,226	Rentokil Initial PLC	2,458,408
115,212	Roche Holding AG	46,056,913
10,043	Salmar ASA	586,012
66,137	Sandoz Group AG	5,181,893
172,486	Sanofi SA	16,657,024
4,703	Sartorius Stedim Biotech	915,971
63,000	Secom Co Ltd	2,399,722
74,704	Securitas AB Class B	1,251,137
323,800	Seven & i Holdings Co Ltd	4,354,996
26,069	SGS SA	2,747,386
117,600	Shionogi & Co Ltd	2,601,423
60,600	Shiseido Co Ltd	1,238,072
53,023	Siemens Healthineers AG(c)	2,262,293
832,961	Sigma Healthcare Ltd	1,539,277
123,911	Smith & Nephew PLC	1,962,407
70,722	Sonic Healthcare Ltd	1,004,874
7,770	Sonova Holding AG	1,771,665
17,754	Straumann Holding AG	1,857,479
65,329	Sunbelt Rentals Holdings Inc	4,252,264
21,600	Suntory Beverage & Food Ltd	609,986
30,708	Swedish Orphan Biovitrum AB(b)	1,286,987
77,700	Sysmex Corp	677,613
248,852	Takeda Pharmaceutical Co Ltd(a)	9,164,696
212,900	Terumo Corp	2,860,260
1,000,496	Tesco PLC	6,286,780
178,884	Teva Pharmaceutical Industries Ltd Sponsored ADR(b)	5,387,986
36,300	TOPPAN Holdings Inc	957,401
490,944	Transurban Group	4,789,083
19,980	UCB SA	6,019,938
171,300	Unicharm Corp	1,004,346
342,457	Unilever PLC	18,798,324
43,357	Verisure PLC(b)	450,071
1,234,145	WH Group Ltd(c)	1,622,206
304,700	Wilmar International Ltd	915,433
102,173	Wise PLC Class A(b)	1,229,697
35,988	Wolters Kluwer NV	2,687,894
192,763	Woolworths Group Ltd	4,867,699
		636,874,568
Diversified — 0.06%
25,679	Jardine Matheson Holdings Ltd	1,778,271
Energy — 4.35%
48,826	Aker BP ASA	1,805,046

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Energy — (continued)
206,144	APA Group	$ 1,420,066
113,326	Bollore SE	648,003
2,460,332	BP PLC	19,253,238
420,850	ENEOS Holdings Inc	3,791,916
323,263	Eni SpA(a)	9,191,637
122,180	Equinor ASA	5,205,404
66,642	Galp Energia SGPS SA	1,597,923
118,680	Idemitsu Kosan Co Ltd(a)	1,165,143
138,100	Inpex Corp	4,084,929
66,101	Neste OYJ	2,148,131
22,501	OMV AG	1,646,182
175,545	Repsol SA	4,941,337
505,836	Santos Ltd	2,768,717
894,018	Shell PLC	41,400,444
312,099	TotalEnergies SE	28,642,754
157,031	Vestas Wind Systems A/S	4,737,773
297,419	Woodside Energy Group Ltd	7,059,995
		141,508,638
Financial — 25.87%
157,038	3i Group PLC	5,115,895
91,474	ABN AMRO Bank NV(c)	2,899,814
40,284	Admiral Group PLC	1,683,829
194,623	Aegon Ltd	1,423,330
26,313	AerCap Holdings NV	3,609,617
23,205	Ageas SA	1,708,197
1,649,600	AIA Group Ltd	18,329,247
331,803	AIB Group PLC	3,542,052
59,784	Allianz SE	25,248,018
9,069	Amundi SA(c)	779,374
471,799	ANZ Group Holdings Ltd	11,863,506
24,342	ASR Nederland NV	1,675,878
29,267	ASX Ltd	1,061,880
479,359	Aviva PLC	3,845,737
262,809	AXA SA	12,076,542
6,298	Azrieli Group Ltd(a)	844,826
32,306	Banca Mediolanum SpA	654,562
312,276	Banca Monte dei Paschi di Siena SpA	2,724,787
892,467	Banco Bilbao Vizcaya Argentaria SA(a)	19,276,997
179,296	Banco BPM SpA	2,494,107
1,204,002	Banco Comercial Portugues SA Class R	1,172,665
780,561	Banco de Sabadell SA	2,796,214
2,296,375	Banco Santander SA	25,744,158
195,176	Bank Hapoalim BM	4,583,709
231,753	Bank Leumi Le-Israel BM	5,182,657
146,798	Bank of Ireland Group PLC	2,663,404
107,202	Bankinter SA(a)	1,697,807
4,628	Banque Cantonale Vaudoise(a)	752,722
2,175,239	Barclays PLC	11,382,544
12,054	BAWAG Group AG(c)	1,832,549
157,957	BNP Paribas SA	15,047,628
592,500	BOC Hong Kong Holdings Ltd	3,268,826
231,068	BPER Banca SpA	3,028,211
Shares		Fair Value
Financial — (continued)
605,330	CaixaBank SA	$ 7,256,524
632,540	CapitaLand Ascendas REIT	1,220,773
936,496	CapitaLand Integrated Commercial Trust REIT	1,679,378
388,357	Capitaland Investment Ltd	826,657
88,300	Chiba Bank Ltd(a)	1,143,005
302,924	CK Asset Holdings Ltd	1,733,268
116,066	Commerzbank AG	4,234,028
262,212	Commonwealth Bank of Australia	30,706,821
80,965	Computershare Ltd	1,596,830
8,357	Covivio SA REIT	499,445
168,140	Credit Agricole SA	3,138,239
28,928	CVC Capital Partners PLC(a)	377,665
556,100	Daiichi Life Group Inc	5,128,352
42,500	Daito Trust Construction Co Ltd(a)	995,953
211,900	Daiwa Securities Group Inc	2,007,835
104,947	Danske Bank A/S	5,172,060
333,433	DBS Group Holdings Ltd	14,837,811
284,534	Deutsche Bank AG	8,467,797
29,528	Deutsche Boerse AG	8,650,133
139,406	DNB Bank ASA	4,361,827
77,956	EQT AB	2,418,795
48,327	Erste Group Bank AG	5,220,563
11,842	Euronext NV(c)	1,901,620
14,841	EXOR NV	1,136,051
114,963	Fastighets AB Balder Class B(b)	673,294
96,751	FinecoBank Banca Fineco SpA	2,152,597
9,063	Futu Holdings Ltd ADR(b)	1,239,456
7,059	Gecina SA REIT	556,967
132,708	Generali	5,339,069
30,246	Gjensidige Forsikring ASA	791,196
323,032	Goodman Group REIT	5,799,558
12,044	Groupe Bruxelles Lambert NV	1,095,581
9,612	Hannover Rueck SE	3,022,037
12,504	Helvetia Baloise Holding AG	3,236,163
212,830	Henderson Land Development Co Ltd(a)	790,707
189,212	Hong Kong Exchanges & Clearing Ltd	9,545,367
164,600	Hongkong Land Holdings Ltd	1,282,726
2,692,916	HSBC Holdings PLC	44,217,147
63,900	Hulic Co Ltd	744,855
17,021	Industrivarden AB Class A	847,751
23,521	Industrivarden AB Class C(a)	1,165,906
151,897	Infratil Ltd	1,024,225
458,947	ING Groep NV	11,912,798
367,293	Insurance Australia Group Ltd	1,860,058
2,169,891	Intesa Sanpaolo SpA	13,123,313
23,025	Investment AB Latour Class B	496,357
286,326	Investor AB Class B	10,844,522
191,591	Israel Discount Bank Ltd Class A	1,934,638
151,700	Japan Exchange Group Inc	1,771,550

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Financial — (continued)
278,000	Japan Post Bank Co Ltd(a)	$ 4,534,243
284,400	Japan Post Holdings Co Ltd	3,283,814
85,800	Japan Post Insurance Co Ltd	865,344
32,325	Julius Baer Group Ltd	2,377,633
36,488	KBC Group NV	4,465,861
33,251	Klepierre SA REIT(a)	1,248,321
11,067	L E Lundbergforetagen AB Class B	629,201
109,009	Land Securities Group PLC REIT	803,345
11,321	LEG Immobilien SE	739,511
893,081	Legal & General Group PLC	2,933,753
423,944	Link REIT	1,964,902
9,254,135	Lloyds Banking Group PLC	11,467,340
72,031	London Stock Exchange Group PLC	8,504,007
368,443	M&G PLC	1,337,845
57,138	Macquarie Group Ltd	8,116,846
146,261	Mapfre SA	651,815
425,961	Medibank Pvt Ltd	1,288,866
165,600	Mitsubishi Estate Co Ltd	4,596,470
133,200	Mitsubishi HC Capital Inc(a)	1,195,213
1,764,600	Mitsubishi UFJ Financial Group Inc	29,881,623
415,300	Mitsui Fudosan Co Ltd	4,427,280
24,532	Mizrahi Tefahot Bank Ltd	1,792,716
391,210	Mizuho Financial Group Inc	15,837,654
204,000	MS&AD Insurance Group Holdings Inc	5,323,498
20,608	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,014,866
480,870	National Australia Bank Ltd	13,909,491
1,256,851	NatWest Group PLC	9,307,262
1,284	Nippon Building Fund Inc REIT	1,078,147
41,332	NN Group NV	3,227,878
467,100	Nomura Holdings Inc	3,677,964
485,681	Nordea Bank Abp(a)	8,363,061
182,200	ORIX Corp	5,406,122
530,485	Oversea-Chinese Banking Corp Ltd	9,086,020
3,580	Partners Group Holding AG	3,858,670
35,355	Phoenix Financial Ltd	1,887,748
398,628	Prudential PLC	5,539,467
237,401	QBE Insurance Group Ltd	3,503,271
20,830	Raiffeisen Bank International AG	892,085
8,220	REA Group Ltd	900,570
328,700	Resona Holdings Inc	3,749,727
37,460	Sagax AB Class B	691,232
374,007	Sampo OYJ Class A	3,978,007
90,480	SBI Holdings Inc	1,675,360
837,904	Scentre Group REIT	1,933,320
107,586	Schroders PLC	827,638
207,110	Segro PLC REIT	1,774,900
135,900	Singapore Exchange Ltd	2,073,173
583,485	Sino Land Co Ltd(a)	855,002
235,500	Skandinaviska Enskilda Banken AB Class A(a)	4,351,780
Shares		Fair Value
Financial — (continued)
108,470	Societe Generale SA	$ 7,920,182
2,430	Sofina SA	590,069
140,350	Sompo Holdings Inc(a)	5,463,579
968,300	Sony Financial Group Inc(a)	887,015
301,642	Standard Chartered PLC	6,284,114
107,165	Standard Life PLC	969,821
366,542	Stockland REIT	1,100,297
575,600	Sumitomo Mitsui Financial Group Inc(a)	18,925,915
98,772	Sumitomo Mitsui Trust Group Inc(a)	3,146,544
96,700	Sumitomo Realty & Development Co Ltd	2,743,941
224,000	Sun Hung Kai Properties Ltd	3,729,787
167,404	Suncorp Group Ltd	1,878,721
231,134	Svenska Handelsbanken AB Class A(a)	3,047,207
133,663	Swedbank AB Class A(a)	4,555,706
52,000	Swire Pacific Ltd Class A	568,347
4,480	Swiss Life Holding AG	4,879,677
12,731	Swiss Prime Site AG	2,155,589
46,932	Swiss Re AG(a)	7,883,507
72,900	T&D Holdings Inc(a)	1,867,300
9,901	Talanx AG	1,228,592
288,600	Tokio Marine Holdings Inc	13,547,166
51,122	Tryg A/S	1,218,508
495,864	UBS Group AG	19,335,421
19,143	Unibail-Rodamco-Westfield REIT	2,111,973
220,030	UniCredit SpA	15,785,866
54,715	Unipol Assicurazioni SpA	1,271,045
195,706	United Overseas Bank Ltd	5,602,233
577,875	Vicinity Ltd REIT	942,740
119,252	Vonovia SE	2,982,797
54,752	Washington H Soul Pattinson & Co Ltd(a)	1,538,692
536,102	Westpac Banking Corp	14,815,327
157,000	Wharf Holdings Ltd	433,286
262,300	Wharf Real Estate Investment Co Ltd	763,329
165,500	Yokohama Financial Group Inc(a)	1,477,286
22,912	Zurich Insurance Group AG	16,194,627
		841,866,625
Industrial — 16.29%
246,300	ABB Ltd	20,026,152
3,711	Acciona SA	975,858
28,250	ACS Actividades de Construccion y Servicios SA(a)	3,445,288
116,256	Aena SME SA(c)	3,429,254
5,779	Aeroports de Paris SA(a)	706,007
29,400	AGC Inc	1,041,569
93,341	Airbus SE	17,648,345
45,564	Alfa Laval AB	2,492,349
55,427	Alstom SA(b)	1,585,122
450	AP Moller - Maersk A/S Class A	1,101,839

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Industrial — (continued)
606	AP Moller - Maersk A/S Class B(a)	$ 1,513,716
158,379	Assa Abloy AB Class B	5,725,067
419,801	Atlas Copco AB Class A	7,408,155
243,963	Atlas Copco AB Class B	3,813,694
267,006	Auckland International Airport Ltd	1,222,877
470,594	BAE Systems PLC	13,790,756
64,977	Beijer Ref AB Class B(a)	900,784
1,486	Belimo Holding AG	1,206,853
29,080	Bouygues SA	1,685,390
10,195	Buzzi SpA	515,431
75,070	Cellnex Telecom SA(c)	2,413,867
122,600	Central Japan Railway Co	3,187,746
69,547	Cie de Saint-Gobain SA	5,758,133
97,000	CK Infrastructure Holdings Ltd	777,863
30,000	CSG NV(b)	809,330
50,700	Daifuku Co Ltd	1,790,170
41,100	Daikin Industries Ltd	4,929,820
3,101	Dassault Aviation SA	1,154,206
144,351	Deutsche Post AG	7,608,335
32,271	DSV A/S	7,793,713
151,500	East Japan Railway Co	3,465,026
73,100	Ebara Corp	2,069,325
10,680	Eiffage SA	1,637,974
4,340	Elbit Systems Ltd	3,659,105
101,769	Epiroc AB Class A	2,505,232
59,749	Epiroc AB Class B	1,279,917
145,600	FANUC Corp	5,075,171
80,588	Ferrovial SE	5,242,796
21,800	Fuji Electric Co Ltd	1,527,135
237,600	Fujikura Ltd	6,534,484
23,205	GEA Group AG	1,664,218
5,351	Geberit AG	3,612,088
47,357	Getlink SE	1,021,915
58,745	Halma PLC	2,996,207
36,700	Hankyu Hanshin Holdings Inc(a)	1,061,182
21,070	Heidelberg Materials AG	4,446,560
10,174	Hensoldt AG	902,951
324,545	Hexagon AB Class B	3,158,510
720,000	Hitachi Ltd	21,121,554
2,460	HOCHTIEF AG	1,118,989
80,429	Holcim AG	6,648,418
53,100	Hoya Corp	9,205,440
36,900	Ibiden Co Ltd(a)	1,846,495
163,300	IHI Corp	3,369,370
41,235	Indutrade AB	945,472
32,354	InPost SA(b)	572,797
67,300	Kajima Corp	2,567,406
117,000	Kawasaki Heavy Industries Ltd	2,200,436
53,800	Kawasaki Kisen Kaisha Ltd(a)	908,716
230,700	Keppel Ltd	2,125,261
30,560	Keyence Corp(a)	10,876,530
24,504	Kingspan Group PLC	2,095,344
11,547	Knorr-Bremse AG	1,319,272
148,300	Komatsu Ltd	5,905,392
Shares		Fair Value
Industrial — (continued)
53,580	Kone OYJ Class B(a)	$ 3,420,603
68,970	Kongsberg Gruppen ASA	2,939,963
149,400	Kubota Corp	2,394,163
7,416	Kuehne + Nagel International AG	1,698,303
203,200	Kyocera Corp	3,115,777
41,063	Legrand SA	6,379,357
63,210	Leonardo SpA	4,299,531
35,300	Makita Corp	1,160,183
203,014	Melrose Industries PLC	1,375,107
102,097	Metso OYJ	1,769,380
55,400	MINEBEA MITSUMI Inc(a)	919,922
298,800	Mitsubishi Electric Corp	9,772,880
503,600	Mitsubishi Heavy Industries Ltd	13,837,247
54,500	Mitsui OSK Lines Ltd(a)	2,265,064
243,702	MTR Corp Ltd(a)	998,683
8,502	MTU Aero Engines AG	3,101,705
262,600	Murata Manufacturing Co Ltd	5,892,016
230,206	Nibe Industrier AB Class B	961,901
131,200	Nidec Corp(a)(b)	1,666,006
65,700	Nippon Yusen KK(a)	2,413,475
99,300	Obayashi Corp(a)	2,405,093
72,607	Poste Italiane SpA(c)	1,709,086
44,685	Prysmian SpA	5,276,926
7,230	Rheinmetall AG	12,195,523
15,330	ROCKWOOL A/S Class B	425,787
1,319,805	Rolls-Royce Holdings PLC	20,042,056
49,780	Saab AB Class B	3,258,090
55,884	Safran SA	18,286,971
167,452	Sandvik AB	6,437,165
3,924	Sartorius AG	981,855
10,194	Schindler Holding AG	3,304,705
86,163	Schneider Electric SE	23,469,329
26,200	SCREEN Holdings Co Ltd(a)	1,560,906
33,200	Seibu Holdings Inc(a)	927,567
35,400	Shimadzu Corp	841,205
75,600	Shimizu Corp	1,356,349
118,995	Siemens AG	28,991,378
121,623	Siemens Energy AG	20,973,936
24,115	Sika AG	3,991,473
240,600	Singapore Technologies Engineering Ltd	2,042,029
196,574	SITC International Holdings Co Ltd	860,704
52,560	Skanska AB Class B(a)	1,421,702
53,317	SKF AB Class B	1,285,257
9,100	SMC Corp	3,579,015
48,476	Smiths Group PLC	1,477,997
11,053	Spirax Group PLC	990,858
87,160	Stora Enso OYJ Class R(a)	1,023,516
89,602	Svenska Cellulosa AB SCA Class B(a)	1,038,878
23,300	Taisei Corp	2,413,921
306,900	TDK Corp	3,986,716
230,500	Techtronic Industries Co Ltd	3,061,094
57,749	Tenaris SA	1,688,145
14,413	Thales SA	4,226,563
71,000	Tokyu Corp(a)	838,089

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Industrial — (continued)
31,776	Trelleborg AB Class B	$ 1,188,408
4,272	VAT Group AG(c)	2,665,052
77,721	Vinci SA	11,665,921
79,239	Wartsila OYJ Abp	2,951,508
65,700	West Japan Railway Co(a)	1,294,916
415,700	Yangzijiang Shipbuilding Holdings Ltd	1,234,792
36,100	Yokogawa Electric Corp	1,115,626
		530,011,750
Technology — 7.03%
120,000	Advantest Corp	16,560,801
7,317	ASM International NV	5,545,967
60,865	ASML Holding NV	80,936,028
11,555	BE Semiconductor Industries NV	2,475,022
136,800	Canon Inc	3,795,838
54,000	Capcom Co Ltd(a)	1,141,124
23,892	Capgemini SE	2,819,233
13,696	Check Point Software Technologies Ltd(b)	1,956,474
106,441	Dassault Systemes SE	2,154,828
14,300	Disco Corp	5,828,442
278,300	Fujitsu Ltd	5,691,420
13,097	Indra Sistemas SA(a)	732,000
204,460	Infineon Technologies AG	9,275,605
29,500	Kioxia Holdings Corp(b)	3,852,703
16,000	Konami Group Corp	1,971,651
12,300	Lasertec Corp	2,737,655
24,041	Logitech International SA	2,232,556
6,451	Monday.com Ltd(b)	445,829
33,582	Nebius Group NV(a)(b)	3,484,468
204,200	NEC Corp	5,081,128
9,242	Nemetschek SE	691,860
56,600	Nexon Co Ltd	1,066,157
10,082	Nice Ltd(b)	1,113,139
57,469	Nomura Research Institute Ltd	1,572,791
4,673	Nova Ltd(b)	2,063,636
51,600	Obic Co Ltd	1,252,407
5,700	Oracle Corp Japan	309,126
34,200	Otsuka Corp	654,749
9,111	Pro Medicus Ltd	750,901
279,700	Renesas Electronics Corp	3,998,936
148,141	Sage Group PLC	1,659,571
163,516	SAP SE	27,876,774
105,321	STMicroelectronics NV	3,583,945
32,500	TIS Inc(a)	694,896
70,200	Tokyo Electron Ltd	17,441,258
17,425	Tower Semiconductor Ltd(a)(b)	3,082,058
32,711	WiseTech Global Ltd	882,562
26,240	Xero Ltd(b)	1,386,780
		228,800,318
Utilities — 3.91%
3,443	BKW AG	678,821
716,795	Centrica PLC	2,028,593
Shares		Fair Value
Utilities — (continued)
102,200	Chubu Electric Power Co Inc	$ 1,684,963
263,000	CLP Holdings Ltd	2,476,115
133,474	Contact Energy Ltd	709,483
352,831	E.ON SE	7,727,554
48,136	EDP Renovaveis SA	771,521
485,346	EDP SA	2,568,318
7,014	Elia Group SA	1,077,350
51,029	Endesa SA	2,128,076
1,278,194	Enel SpA	13,974,346
286,962	Engie SA	9,248,100
70,893	Fortum OYJ(a)	1,812,937
2,700	Hikari Tsushin Inc	686,910
1,725,229	Hong Kong & China Gas Co Ltd	1,569,356
1,011,152	Iberdrola SA	23,149,602
94,637	Italgas SpA	1,102,430
150,200	Kansai Electric Power Co Inc(a)	2,497,237
190,448	Meridian Energy Ltd	609,644
782,405	National Grid PLC	13,201,786
41,905	Naturgy Energy Group SA	1,254,496
272,270	Origin Energy Ltd	2,342,927
80,927	Orsted A/S(b)(c)	2,006,911
56,100	Osaka Gas Co Ltd	2,272,304
218,000	Power Assets Holdings Ltd	1,700,830
63,202	Redeia Corp SA	1,071,301
99,364	RWE AG	6,685,127
133,800	Sembcorp Industries Ltd(a)	694,845
42,039	Severn Trent PLC	1,723,603
315,067	Snam SpA	2,386,781
190,590	SSE PLC	6,585,850
222,211	Terna-Rete Elettrica Nazionale	2,541,531
104,425	United Utilities Group PLC	1,820,068
99,750	Veolia Environnement SA	3,799,098
10,010	Verbund AG	764,960
		127,353,774
TOTAL COMMON STOCK — 98.21% (Cost $2,353,395,889)		$3,196,009,126
PREFERRED STOCK
Consumer, Cyclical — 0.12%
7,888	Bayerische Motoren Werke AG	726,111
32,312	Volkswagen AG	3,305,291
		4,031,402
Consumer, Non-Cyclical — 0.06%
24,645	Henkel AG & Co KGaA	1,903,815
TOTAL PREFERRED STOCK — 0.18% (Cost $7,253,704)		$5,935,217

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
RIGHTS
Communications — 0.00%(e)
2,802,803	Telecom Italia SpA(b)	$ 38
Financial — 0.00%(e)
17,711	CapitaLand Ascendas REIT(b)	1,653
TOTAL RIGHTS — 0.00%(e) (Cost $2,155)		$1,691
GOVERNMENT MONEY MARKET MUTUAL FUNDS
184,110,087	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(f), 3.60%(g)	184,110,087
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 5.66% (Cost $184,110,087)		$184,110,087
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.54%
17,536,600	U.S. Treasury Bills(h) 3.63%, 06/04/2026	$ 17,424,027
TOTAL SHORT TERM INVESTMENTS — 0.54% (Cost $17,424,027)		$17,424,027
TOTAL INVESTMENTS — 104.59% (Cost $2,562,185,862)		$3,403,480,148
OTHER ASSETS & LIABILITIES, NET — (4.59)%		$(149,218,484)
TOTAL NET ASSETS — 100.00%		$3,254,261,664

(a)	All or a portion of the security is on loan as of March 31, 2026.
(b)	Non-income producing security.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the aggregate fair value of 144A securities was $32,643,741, representing 1.00% of net assets.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Represents less than 0.005% of net assets.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of March 31, 2026.
(h)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
As of March 31, 2026, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized (Depreciation)
Long
MSCI EAFE Index Futures	382	USD	55,411	Jun 2026	$(133,060)
				Net Depreciation	$(133,060)
As of March 31, 2026 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	5,586,429	CHF	4,405,000	04/09/2026	$71,469
CGM	USD	474,505	EUR	409,390	04/02/2026	1,259
CGM	USD	13,017	EUR	11,237	04/07/2026	23
CGM	USD	20,415	EUR	17,638	04/08/2026	19
CGM	USD	178,059	EUR	153,482	05/08/2026	309
CGM	USD	157,958	GBP	116,669	04/09/2026	3,539
CGM	USD	190,093	GBP	140,512	04/10/2026	4,117
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
As of March 31, 2026 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts — (continued)
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	39,470	JPY	6,022,080	04/24/2026	$1,436
CGM	USD	49,977	JPY	7,771,040	05/12/2026	826
CGM	USD	84,866	JPY	13,464,000	06/05/2026	(443)
CGM	USD	38,623	NOK	372,781	04/10/2026	120
CGM	USD	369,245	SEK	3,438,118	04/01/2026	6,063
CGM	USD	15,130	SGD	19,500	04/30/2026	(71)
MEL	EUR	97,611	USD	111,908	04/02/2026	928
MEL	SEK	119,728	USD	12,551	04/02/2026	98
MEL	USD	90,293	AUD	128,700	04/02/2026	1,498
MEL	USD	48,838	AUD	68,518	04/09/2026	1,567
MEL	USD	27,567	AUD	38,925	04/13/2026	713
MEL	USD	13,605	AUD	19,308	04/15/2026	285
MEL	USD	110,905	AUD	157,396	04/17/2026	2,324
MEL	USD	26,194	EUR	22,845	04/08/2026	(222)
MEL	USD	7,247,721	EUR	6,175,000	04/09/2026	106,876
MEL	USD	51,346	EUR	44,591	04/14/2026	(234)
MEL	USD	24,265	GBP	18,103	04/23/2026	305
MEL	USD	12,719	GBP	9,489	04/24/2026	160
MEL	USD	67,742	GBP	50,845	04/30/2026	448
MEL	USD	404,829	GBP	303,855	05/05/2026	2,685
MEL	USD	280,640	GBP	209,710	05/07/2026	3,096
MEL	USD	80,598	GBP	60,298	05/08/2026	796
MEL	USD	168,066	GBP	125,592	05/14/2026	1,853
MEL	USD	11,207	HKD	87,522	04/23/2026	30
MEL	USD	16,080	ILS	50,275	04/09/2026	84
MEL	USD	232,337	JPY	35,989,850	04/01/2026	5,565
MEL	USD	19,647	JPY	3,057,705	05/01/2026	323
MEL	USD	396,460	JPY	63,060,437	05/26/2026	(2,784)
MEL	USD	47,253	JPY	7,515,360	05/27/2026	(331)
MEL	USD	190,372	JPY	30,105,215	05/28/2026	(255)
MEL	USD	115,587	JPY	18,359,601	05/29/2026	(674)
MEL	USD	317,436	JPY	50,461,269	06/02/2026	(2,212)
MEL	USD	158,918	JPY	25,260,385	06/03/2026	(1,107)
MEL	USD	86,272	JPY	13,712,065	06/04/2026	(602)
MEL	USD	172,937	JPY	27,484,121	06/05/2026	(1,204)
MEL	USD	185,543	JPY	29,479,466	06/08/2026	(1,288)
MEL	USD	70,109	JPY	11,138,400	06/09/2026	(489)
MEL	USD	35,267	JPY	5,602,392	06/10/2026	(245)
MEL	USD	103,507	JPY	16,440,190	06/12/2026	(720)
MEL	USD	2,746	JPY	436,050	06/15/2026	(19)
MEL	USD	45,252	JPY	7,143,400	06/16/2026	(50)
MEL	USD	9,825	JPY	1,559,750	06/18/2026	(68)
MEL	USD	463,353	JPY	73,533,542	06/22/2026	(3,218)
MEL	USD	551,101	JPY	87,452,318	06/23/2026	(3,831)
MEL	USD	471,595	JPY	74,829,197	06/24/2026	(3,276)
MEL	USD	268,343	JPY	42,575,089	06/25/2026	(1,864)
MEL	USD	253,046	JPY	40,144,055	06/26/2026	(1,753)
MEL	USD	351,205	JPY	55,703,559	06/29/2026	(2,440)
MEL	USD	1,088,602	JPY	172,646,850	06/30/2026	(7,571)
MEL	USD	244,147	JPY	38,651,540	07/21/2026	(1,684)
MEL	USD	10,150	NZD	17,355	04/02/2026	176
MEL	USD	75,205	SEK	706,793	04/02/2026	534
MEL	USD	24,232	SEK	228,485	04/07/2026	86
MEL	USD	8,368	SEK	79,821	04/08/2026	(68)
MEL	USD	125,121	SEK	1,189,163	04/09/2026	(564)
					Net Appreciation	$180,323
Abbreviations
CGM	Citigroup Global Markets
MEL	Mellon Capital
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
Summary of Investments by Country as of March 31, 2026.
Country:	Fair Value	Percentage of Fund Investments
Japan	$735,088,740	21.60%
United Kingdom	454,535,724	13.36
Switzerland	319,006,622	9.37
France	316,033,719	9.29
Germany	288,678,354	8.48
Australia	212,808,896	6.25
United States	205,786,379	6.05
Netherlands	174,312,882	5.12
Spain	118,807,461	3.49
Sweden	115,485,222	3.39
Italy	100,251,711	2.95
Hong Kong	70,391,161	2.07
Singapore	53,240,378	1.56
Denmark	52,856,532	1.55
Finland	38,073,334	1.12
Israel	34,595,931	1.02
Belgium	28,433,155	0.84
Norway	24,210,681	0.71
Ireland	22,584,877	0.66
Austria	10,356,339	0.30
New Zealand	6,953,939	0.20
Luxembourg	6,836,649	0.20
Portugal	6,442,419	0.19
Chile	2,727,635	0.08
Mexico	1,516,440	0.04
China	1,234,792	0.04
Macau	847,573	0.03
Czech Republic	809,330	0.02
Poland	572,797	0.02
United Arab Emirates	476	0.00
Total	$3,403,480,148	100.00%
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 11.63%
71,983	Agnico Eagle Mines Ltd	$ 14,611,321
83,096	Anglo American PLC	3,566,631
223,296	ArcelorMittal SA	11,580,521
19,742	Aurubis AG	3,511,265
167,700	BHP Group Ltd	6,067,811
41,021	Croda International PLC	1,539,893
110,197	Franco-Nevada Corp	27,285,858
1,901,202	Glencore PLC	14,396,829
242,600	ICL Group Ltd	1,252,110
141,039	Iluka Resources Ltd	663,044
76,000	Johnson Matthey PLC	1,919,032
75,800	Kaneka Corp(a)	2,320,188
191,300	Kansai Paint Co Ltd(a)	2,867,855
1,035,500	Kingboard Holdings Ltd	4,382,690
183,000	Kobe Steel Ltd(a)	2,220,915
347,200	Mitsubishi Chemical Group Corp(a)	2,029,776
150,200	Mitsui Chemicals Inc	1,814,412
95,400	Nippon Soda Co Ltd	2,149,182
224,000	Nitto Denko Corp	4,480,947
302,000	Norsk Hydro ASA	3,218,836
470,109	Northern Star Resources Ltd	6,833,879
20,987	Novonesis / Novozymes Class B	1,246,863
1,120,000	Perenti Ltd	1,533,825
1,197,900	Perseus Mining Ltd	4,388,786
86,000	Rio Tinto Ltd	9,770,772
136,751	Symrise AG	11,677,469
95,580	Teck Resources Ltd Class B	4,953,862
150,100	Tokuyama Corp(a)	3,645,769
124,774	Wheaton Precious Metals Corp	16,378,213
58,600	Yara International ASA	3,425,429
		175,733,983
Communications — 2.88%
506,200	Airtel Africa PLC(b)	2,332,892
2,057,600	BT Group PLC(a)	5,763,788
264,200	KDDI Corp	4,498,462
360,300	M3 Inc(a)(c)	3,698,252
324,600	Nokia OYJ	2,603,961
1,726,600	NTT Inc(a)	1,727,406
115,700	Orange SA	2,372,215
51,600	Prosus NV	2,388,863
31,100	Publicis Groupe SA	2,574,144
523,900	Telefonaktiebolaget LM Ericsson Class B(a)	5,972,584
298,600	Television Francaise 1 SA	2,427,972
4,809,700	Vodafone Group PLC	7,251,474
		43,612,013
Consumer, Cyclical — 10.94%
119,323	Amadeus IT Group SA	6,823,014
121,685	Associated British Foods PLC	3,045,231
45,000	Avolta AG	2,698,036
Shares		Fair Value
Consumer, Cyclical — (continued)
52,500	Bayerische Motoren Werke AG	$ 4,856,628
204,400	Betsson AB Class B	2,182,055
28,912	Cie Financiere Richemont SA Class A	5,104,880
67,700	Cie Generale des Etablissements Michelin SCA	2,319,339
257,500	Citizen Watch Co Ltd(a)	2,788,547
357,000	CK Hutchison Holdings Ltd	2,740,341
95,500	Daimler Truck Holding AG	4,702,997
84,500	Daiwa House Industry Co Ltd(a)	2,651,015
111,800	Daiwabo Holdings Co Ltd	2,201,213
314,900	Deutsche Lufthansa AG	2,681,633
57,000	Exedy Corp(a)	2,035,359
279,000	Harvey Norman Holdings Ltd	958,478
495,900	Honda Motor Co Ltd(a)	4,013,603
44,000	HUGO BOSS AG(a)	1,904,590
584,800	International Consolidated Airlines Group SA	2,402,619
227,300	Isuzu Motors Ltd	3,273,295
164,000	Japan Airlines Co Ltd(a)	2,677,531
185,000	Jardine Cycle & Carriage Ltd	4,998,876
984,300	Kingfisher PLC	3,741,299
73,400	Kohnan Shoji Co Ltd	1,904,091
72,400	Mercedes-Benz Group AG	4,449,935
406,800	Nagase & Co Ltd	3,025,201
140,500	NGK Corp	3,621,056
206,000	Nitori Holdings Co Ltd(a)	3,272,828
145,300	Okamura Corp(a)	2,288,665
472,528	OVS SpA(b)	2,453,700
626,700	Pets at Home Group PLC	1,517,286
603,400	Pirelli & C SpA(b)	4,175,220
700,800	Qantas Airways Ltd	4,116,677
65,700	Rexel SA	2,603,442
99,600	Ryanair Holdings PLC	2,803,938
128,416	Ryanair Holdings PLC Sponsored ADR	7,422,445
215,300	Sankyo Co Ltd	2,663,167
46,600	Shimano Inc	4,865,174
117,500	Sojitz Corp	4,652,636
129,100	Stanley Electric Co Ltd(a)	2,370,502
166,012	Stellantis NV	1,206,337
129,400	Subaru Corp(a)	2,084,814
85,000	Sumitomo Corp	3,180,621
230,700	Sumitomo Forestry Co Ltd	2,099,060
202,900	Super Retail Group Ltd	1,814,112
112,500	Tokmanni Group Corp(a)	938,389
153,500	Toyota Boshoku Corp(a)	2,406,468
257,900	Toyota Motor Corp	5,361,058
84,000	Traton SE(a)	3,081,317
247,600	Volvo AB Class B(a)	8,140,919
106,600	Yokohama Rubber Co Ltd	4,090,064
1,030,400	Yue Yuen Industrial Holdings Ltd	2,010,094
		165,419,795

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — 20.56%
106,800	Adecco Group AG	$ 2,568,774
68,742	Agilent Technologies Inc	7,835,213
78,054	Alcon AG	5,900,120
52,700	Arcs Co Ltd	1,255,197
368,300	Astellas Pharma Inc	6,003,959
100,000	Bayer AG	4,627,845
41,964	Beiersdorf AG	3,772,051
121,200	British American Tobacco PLC	7,035,076
14,020	Carlsberg AS Class B	1,741,766
154,700	Carrefour SA	2,864,417
169	Chocoladefabriken Lindt & Spruengli AG	2,373,095
23,300	Coca-Cola HBC AG	1,311,844
67,232	Coloplast A/S Class B	4,579,772
43,400	Colruyt Group NV	1,819,955
314,998	Diageo PLC	5,855,951
294,100	Elekta AB Class B(a)	1,739,569
22,053	EssilorLuxottica SA	5,138,927
101,600	Essity AB Class B(a)	2,618,517
260,369	Experian PLC	9,003,811
78,300	Ezaki Glico Co Ltd	2,914,953
444,400	GSK PLC	12,235,203
3,048,433	Haleon PLC	15,082,549
46,000	Heineken Holding NV	3,273,664
125,700	Hikma Pharmaceuticals PLC	2,109,551
177,500	Imperial Brands PLC	7,194,838
608,200	Inghams Group Ltd(a)	835,570
16,600	Ipsen SA	3,102,284
688,900	J Sainsbury PLC	3,089,254
58,911	Kerry Group PLC Class A	4,690,503
149,200	Koninklijke Ahold Delhaize NV	6,948,158
14,000	Kose Holdings Corp	523,651
56,000	Lion Corp	587,329
133,000	Megmilk Snow Brand Co Ltd(a)	2,714,933
1,421,600	Mitie Group PLC	3,176,171
80,400	Nippon Shinyaku Co Ltd	2,644,893
149,800	Nissin Foods Holdings Co Ltd(a)	2,843,161
131,800	Novartis AG	20,230,567
234,400	Olympus Corp	2,233,206
184,900	Ono Pharmaceutical Co Ltd(a)	2,967,647
67,187	Pernod Ricard SA	4,996,175
68,684	Reckitt Benckiser Group PLC	4,616,491
213,590	RELX PLC	6,994,845
52,036	Roche Holding AG	20,767,087
319,700	Rohto Pharmaceutical Co Ltd	4,911,007
157,004	Sandoz Group AG	12,301,402
110,300	Sanofi SA	10,651,704
159,100	Santen Pharmaceutical Co Ltd(a)	1,789,944
124,000	Scandinavian Tobacco Group A/S(b)	1,306,131
172,700	Securitas AB Class B	2,892,367
181,400	Shionogi & Co Ltd	4,012,739
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
464,876	Smith & Nephew PLC	$ 7,362,347
27,900	Societe BIC SA	1,746,020
1,244,700	Sonae SGPS SA	2,764,566
383,500	Terumo Corp	5,152,230
800,900	Tesco PLC	5,032,586
155,700	Teva Pharmaceutical Industries Ltd(c)	4,671,370
139,900	Toyo Suisan Kaisha Ltd	9,838,574
734,400	Unicharm Corp(a)	4,305,846
1,268,000	United Laboratories International Holdings Ltd(a)	1,571,642
19,984	Waters Corp(c)	5,951,235
5,235,500	WH Group Ltd(b)	6,881,735
36,619	Wolters Kluwer NV	2,735,022
		310,697,009
Energy — 6.51%
276,434	Aker BP ASA	10,219,473
445,100	BP PLC	3,483,114
163,700	Eni SpA(a)	4,654,634
139,300	Equinor ASA	5,934,791
692,100	New Hope Corp Ltd(a)	2,827,310
39,600	OMV AG	2,897,152
206,066	Petroleo Brasileiro SA Sponsored ADR	3,863,738
283,500	Repsol SA	7,980,130
74,500	Rubis SCA	3,018,935
286,500	Shell PLC	13,267,325
438,615	TotalEnergies SE	40,253,706
		98,400,308
Financial — 25.51%
168,200	ABN AMRO Bank NV(b)	5,332,102
604,700	Aegon Ltd	4,422,329
29,000	AerCap Holdings NV	3,978,220
1,138,201	AIB Group PLC	12,150,484
38,100	AL Sydbank	3,062,177
5,100	Allianz SE	2,153,835
41,800	ASR Nederland NV	2,877,812
149,400	AXA SA	6,865,196
281,800	Banco Bilbao Vizcaya Argentaria SA	6,086,788
716,600	Banco Santander SA	8,033,640
168,000	Bank Leumi Le-Israel BM	3,756,959
603,787	Bank of Ireland Group PLC	10,954,706
878,600	Barclays PLC	4,597,520
18,900	BAWAG Group AG(b)	2,873,334
55,600	BNP Paribas SA	5,296,683
217,458	BPER Banca SpA	2,849,849
993,710	CaixaBank SA	11,912,314
466,100	Chiba Bank Ltd(a)	6,033,461
133,900	Commerzbank AG	4,884,603
145,900	Credit Agricole SA	2,723,142
157,000	Credit Saison Co Ltd(a)	4,103,920
306,000	Daiichi Life Group Inc	2,821,931
110,400	Danske Bank A/S	5,440,798
61,970	DBS Group Holdings Ltd	2,757,673

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Financial — (continued)
316,400	Deutsche Bank AG	$ 9,416,137
59,917	Deutsche Boerse AG	17,552,493
90,200	DNB Bank ASA	2,822,237
82,400	Eurocommercial Properties NV REIT	2,495,574
77,866	Euronext NV(b)	12,503,931
898,600	Helia Group Ltd	3,295,736
200,881	Hiscox Ltd	4,052,088
447,300	HSBC Holdings PLC	7,344,577
122,377	IG Group Holdings PLC	2,328,719
196,800	ING Groep NV	5,108,300
356,600	Japan Post Holdings Co Ltd	4,117,468
108,265	Julius Baer Group Ltd	7,963,324
24,400	KBC Ancora	1,998,305
72,500	Klepierre SA REIT(a)	2,721,821
9,895,393	Lloyds Banking Group PLC	12,261,960
101,611	London Stock Exchange Group PLC	11,996,233
363,200	Mebuki Financial Group Inc(a)	2,832,538
301,900	Mitsubishi HC Capital Inc(a)	2,708,969
57,800	Mizuho Financial Group Inc	2,339,962
11,600	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,325,914
216,521	National Bank of Greece SA	3,344,807
2,956,890	NatWest Group PLC	21,896,430
77,200	NN Group NV	6,029,034
603,500	Nomura Holdings Inc	4,751,983
157,500	Nordea Bank Abp(a)	2,712,031
103,800	ORIX Corp	3,079,887
39,900	Plus500 Ltd	2,159,902
385,700	QBE Insurance Group Ltd	5,691,684
1,261,900	Resona Holdings Inc	14,395,437
14,020	Samsung Fire & Marine Insurance Co Ltd	4,199,432
99,100	Societe Generale SA	7,236,010
150,200	Sompo Holdings Inc	5,847,022
83,100	Sumitomo Mitsui Financial Group Inc	2,732,355
150,500	Swedbank AB Class A(a)	5,129,571
395,500	Swire Pacific Ltd Class A	4,322,713
42,900	Swiss Re AG(a)	7,206,223
519,450	UBS Group AG	20,255,119
91,000	United Overseas Bank Ltd	2,604,944
31,000	Vontobel Holding AG	2,684,330
34,708	Willis Towers Watson PLC	10,089,616
		385,524,292
Industrial — 13.37%
159,000	Amada Co Ltd(a)	2,242,449
30,400	ANDRITZ AG	2,114,574
302,877	Assa Abloy AB Class B	10,948,365
54,300	Bekaert SA	2,556,894
12,400	Bilfinger SE	1,435,806
88,500	Bouygues SA	5,129,196
162,500	Brother Industries Ltd(a)	3,008,369
97,336	Cie de Saint-Gobain SA	8,058,918
Shares		Fair Value
Industrial — (continued)
86,019	CRH PLC	$ 9,042,317
23,500	D/S Norden A/S	1,077,702
54,100	Deutsche Post AG	2,851,459
25,700	Dfds A/S(c)	420,756
12,400	Eiffage SA	1,901,768
915,400	Firstgroup PLC	2,012,494
174,000	Hanwa Co Ltd	1,745,027
22,179	Hirose Electric Co Ltd(a)	2,903,544
272,251	IMI PLC	9,254,330
41,900	Kalmar OYJ Class B(a)	2,124,355
78,400	Kamigumi Co Ltd(a)	2,710,352
15,800	Keyence Corp	5,623,337
24,660	Knorr-Bremse AG	2,817,463
100,200	Komatsu Ltd	3,990,022
38,400	Koninklijke Heijmans N.V	3,442,010
13,800	Krones AG	1,874,469
121,078	Legrand SA	18,810,118
77,300	Logista Integral SA	2,892,848
119,700	Macnica Holdings Inc(a)	1,798,896
383,600	Mitsubishi Electric Corp	12,546,441
98,000	NCC AB Class B	2,157,808
87,900	Nippon Yusen KK(a)	3,228,987
227,900	QinetiQ Group PLC	1,379,831
266,700	Rengo Co Ltd(a)	2,161,691
32,200	Sankyu Inc(a)	1,800,049
10,547	Schindler Holding AG	3,474,107
75,883	Schneider Electric SE	20,669,233
188,000	Shimadzu Corp	4,467,418
92,300	Signify NV(b)	1,965,925
28,437	Sika AG	4,706,843
136,100	SKF AB Class B(a)	3,280,820
35,418	Spirax Group PLC	3,175,086
432,383	Svenska Cellulosa AB SCA Class B(a)	5,013,207
29,300	Taisei Corp	3,035,531
72,400	Takeuchi Manufacturing Co Ltd	2,894,754
249,242	Tenaris SA	7,285,955
134,500	Toyo Seikan Group Holdings Ltd	3,060,202
205,600	Tsubakimoto Chain Co	3,055,567
		202,147,293
Technology — 4.88%
4,503	ASML Holding NV	5,987,923
77,200	Canon Inc(a)	2,142,096
22,900	Capgemini SE	2,702,178
30,547	Check Point Software Technologies Ltd(c)	4,363,639
75,200	Computacenter PLC	3,012,152
321,145	Dassault Systemes SE	6,501,370
100,900	Ferrotec Corp(a)	4,154,419
68,251	Infineon Technologies AG	3,096,299
76,800	Kontron AG(a)	1,713,878
2,174,000	PAX Global Technology Ltd	1,192,190
10,329	Samsung Electronics Co Ltd	1,208,095
63,163	SAP SE	10,768,247
151,900	Seiko Epson Corp(a)	1,877,971

See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Shares		Fair Value
Technology — (continued)
11,000	Sopra Steria Group	$ 1,540,338
66,901	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	22,609,193
161,000	TeamViewer SE(a)(c)	834,594
		73,704,582
Utilities — 0.93%
1,171,400	A2A SpA	3,316,977
421,000	Drax Group PLC	4,972,440
104,000	Electric Power Development Co Ltd(a)	2,864,273
68,500	Endesa SA	2,856,674
		14,010,364
TOTAL COMMON STOCK — 97.21% (Cost $1,129,181,359)		$1,469,249,639
PREFERRED STOCK
Consumer, Cyclical — 0.19%
28,400	Volkswagen AG(a)	2,905,121
Consumer, Non-Cyclical — 0.25%
49,300	Henkel AG & Co KGaA(a)	3,808,403
TOTAL PREFERRED STOCK — 0.44% (Cost $9,738,043)		$6,713,524
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
151,051,207	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(d), 3.60%(e)	$ 151,051,207
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 9.99% (Cost $151,051,207)		$151,051,207
TOTAL INVESTMENTS — 107.64% (Cost $1,289,970,609)		$1,627,014,370
OTHER ASSETS & LIABILITIES, NET — (7.64)%		$(115,526,115)
TOTAL NET ASSETS — 100.00%		$1,511,488,255

(a)	All or a portion of the security is on loan as of March 31, 2026.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. As of March 31, 2026, the aggregate fair value of 144A securities was $39,824,970, representing 2.63% of net assets.
(c)	Non-income producing security.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of March 31, 2026.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of March 31, 2026 (Unaudited)
Summary of Investments by Country as of March 31, 2026.
Country:	Fair Value	Percentage of Fund Investments
Japan	$280,754,731	17.26%
United Kingdom	223,936,833	13.76
France	174,225,251	10.71
United States	164,837,655	10.13
Switzerland	133,942,581	8.23
Germany	116,990,575	7.19
Netherlands	66,716,983	4.10
Canada	63,229,255	3.89
Ireland	60,046,423	3.69
Sweden	50,075,781	3.08
Australia	48,797,684	3.00
Spain	46,585,407	2.86
Norway	25,620,766	1.57
Hong Kong	23,101,404	1.42
Taiwan	22,609,193	1.39
Denmark	18,875,965	1.16
Luxembourg	18,866,477	1.16
Italy	17,450,379	1.07
Israel	16,203,980	1.00
Singapore	10,361,494	0.64
Austria	9,598,938	0.59
Finland	8,378,736	0.51
Belgium	6,375,153	0.39
South Korea	5,407,527	0.33
Bermuda	4,052,088	0.25
Brazil	3,863,738	0.24
Greece	3,344,807	0.21
Portugal	2,764,566	0.17
Total	$1,627,014,370	100.00%
See Notes to Schedule of Investments.

March 31, 2026

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.

March 31, 2026

Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices
Rights	Exchange traded close price, bids and evaluated bids
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2026, the inputs used to value each Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
Empower Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$28,533,289	$58,679,601	$0(a)	$87,212,890
Communications	34,092,346	170,274,163	—	204,366,509
Consumer, Cyclical	23,966,546	94,896,559	—	118,863,105
Consumer, Non-cyclical	32,050,283	104,822,723	—	136,873,006
Diversified	—	2,097,392	—	2,097,392
Energy	27,284,125	35,147,043	—	62,431,168
Financial	80,220,535	292,600,885	0(a)	372,821,420
Industrial	11,114,643	162,946,375	—	174,061,018
Technology	4,451,144	493,883,962	—	498,335,106
Utilities	17,228,730	13,969,661	—	31,198,391
	258,941,641	1,429,318,364	—	1,688,260,005
Preferred Stock	—	6,488,804	—	6,488,804
Government Money Market Mutual Funds	17,487,444	—	—	17,487,444
Total Assets	$276,429,085	$1,435,807,168	$—	$1,712,236,253
(a)	Level 3 amount shown includes securities determined to have no value as of March 31, 2026.

March 31, 2026

Empower International Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$—	$25,393,314	$—	$25,393,314
Communications	7,924,916	33,290,958	—	41,215,874
Consumer, Cyclical	29,275,378	85,351,634	—	114,627,012
Consumer, Non-cyclical	18,357,813	149,454,061	—	167,811,874
Energy	—	3,512,853	—	3,512,853
Financial	19,227,824	99,057,724	—	118,285,548
Industrial	—	178,347,138	—	178,347,138
Technology	47,913,006	77,221,947	—	125,134,953
Utilities	—	9,226,909	—	9,226,909
	122,698,937	660,856,538	—	783,555,475
Government Money Market Mutual Funds	14,728,091	—	—	14,728,091
Total Assets	$137,427,028	$660,856,538	$—	$798,283,566
Empower International Index Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$—	$176,494,940	$—	$176,494,940
Communications	24,393,902	121,702,808	—	146,096,710
Consumer, Cyclical	2,235,766	362,987,766	—	365,223,532
Consumer, Non-cyclical	28,937,389	607,936,703	476	636,874,568
Diversified	1,778,271	—	—	1,778,271
Energy	—	141,508,638	—	141,508,638
Financial	13,193,934	828,672,691	—	841,866,625
Industrial	9,696,340	520,315,410	—	530,011,750
Technology	7,448,304	221,352,014	—	228,800,318
Utilities	4,092,055	123,261,719	—	127,353,774
	91,775,961	3,104,232,689	476	3,196,009,126
Preferred Stock	—	5,935,217	—	5,935,217
Rights	—	1,691	—	1,691
Government Money Market Mutual Funds	184,110,087	—	—	184,110,087
Short Term Investments	—	17,424,027	—	17,424,027
Total investments, at fair value:	275,886,048	3,127,593,624	476	3,403,480,148
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	219,610	—	219,610
Total Assets	$275,886,048	$3,127,813,234	$476	$3,403,699,758
Liabilities
Other Financial Investments
Forward Foreign Currency Contracts(a)	—	(39,287)	—	(39,287)
Futures Contracts(a)	$(133,060)	$—	$—	$(133,060)
Total Liabilities	$(133,060)	$(39,287)	$—	$(172,347)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

March 31, 2026

Empower International Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$63,229,254	$112,504,729	$—	$175,733,983
Communications	—	43,612,013	—	43,612,013
Consumer, Cyclical	7,422,445	157,997,350	—	165,419,795
Consumer, Non-cyclical	39,806,199	270,890,810	—	310,697,009
Energy	3,863,738	94,536,570	—	98,400,308
Financial	14,067,836	371,456,456	—	385,524,292
Industrial	11,054,811	191,092,482	—	202,147,293
Technology	28,165,022	45,539,560	—	73,704,582
Utilities	2,856,674	11,153,690	—	14,010,364
	170,465,979	1,298,783,660	—	1,469,249,639
Preferred Stock	—	6,713,524	—	6,713,524
Government Money Market Mutual Funds	151,051,207	—	—	151,051,207
Total Assets	$321,517,186	$1,305,497,184	$—	$1,627,014,370
Foreign Currency Translations and Transactions
The accounting records of each Fund are maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
A Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
The following table represents the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower International Index Fund
Futures Contracts:
Average long contracts	300
Average notional long	$44,326,221
Forward Currency Exchange Contracts:
Average notional amount	$16,705,498

March 31, 2026